Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 18, 2022
Entity Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 18, 2022
Document Effective Date	May 18, 2022
Prospectus Date	Jun. 30, 2021
GMO High Yield Fund | Class VI
Prospectus:
Trading Symbol	GHVIX